Trade Payables and Other Payable	12 Months Ended
Dec. 31, 2024
Trade Payables and Other Payable [Abstract]
Trade payables and other payable

Note 23. Trade payables and other payable

	As at December 31,
	2024	2023
Payables to suppliers of goods	3,056,293	2,725,532
Payables and other payable - agreements (1)	501,603	1,562,246
Payables to other suppliers	335,518	325,447
Labor liabilities	303,365	335,989
Withholding tax payable (2)	74,504	72,146
Tax payable	70,365	72,346
Purchase of assets (4)	53,405	121,554
Dividends payable (3)	9,249	32,691
Other	26,372	38,175
Total trade payables and other payable	4,430,674	5,286,126
Current	4,408,479	5,248,777
Non-current	22,195	37,349

(1)	The detail of payables and other payable - agreements is shown below:

	As at December 31,
	2024	2023
Payables to suppliers of goods	447,726	1,429,006
Payables to other suppliers	53,877	133,240
Total payables and other payable - agreements	501,603	1,562,246

In Colombia, receivable anticipation transactions are initiated by suppliers who, at their sole discretion, choose the banks that will advance financial resources before invoice due dates, according to terms and conditions negotiated with Éxito Group.

Éxito Group cannot direct a preferred or financially related bank to the supplier or refuse to carry out transactions, as local legislation ensures the supplier’s right to freely transfer the title/receivable to any bank through endorsement.

Additionally, Éxito Group has entered into agreements with some financial institutions in Colombia, that provide an additional payment period for these discounted supplier invoices. The terms under such agreements are not unique to Éxito Group but are based on market practices in Colombia applicable to other players in the market that legally do not change the nature of the business transaction.

(2)	It corresponds to declarations of withholding taxes and other taxes that are pending payment, and which will be offset with the balance in favor of the income tax return for the year 2024.

(3)	The decrease corresponds to the dividends paid in 2024.

(4)	The reduction is primarily due to the payment of the third installment of $22,873 for the Clearpath contract and $45,276 for other contracts.